Quarterly Report
November 30, 2024
MFS®  Low Volatility Global
Equity Fund
LVO-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.9%
General Dynamics Corp.	9,593	$2,724,508
Leidos Holdings, Inc.	9,025	1,492,735
Singapore Technologies Engineering Ltd.	1,135,200	3,816,368
		$8,033,611
Automotive – 0.4%
Bridgestone Corp.	30,800	$1,100,970
Brokerage & Asset Managers – 0.5%
IG Group Holdings PLC	114,639	$1,399,088
Business Services – 5.1%
Accenture PLC, “A”	7,478	$2,709,803
Compass Group PLC	56,216	1,928,180
Fiserv, Inc. (a)	8,474	1,872,415
NS Solutions Corp.	138,900	3,796,451
Secom Co. Ltd.	42,300	1,476,429
Serco Group PLC	528,009	1,054,591
Sohgo Security Services Co. Ltd.	182,800	1,370,023
		$14,207,892
Cable TV – 0.6%
Comcast Corp., “A”	42,136	$1,819,854
Computer Software – 6.4%
CCC Intelligent Holdings, Inc. (a)	283,393	$3,570,752
Check Point Software Technologies Ltd. (a)	6,527	1,187,914
Constellation Software, Inc.	1,929	6,522,297
Microsoft Corp.	15,339	6,495,453
		$17,776,416
Computer Software - Systems – 3.2%
Apple, Inc.	6,514	$1,545,968
Hitachi Ltd.	91,300	2,288,601
SS&C Technologies Holdings, Inc.	23,202	1,794,443
Venture Corp. Ltd.	332,500	3,196,948
		$8,825,960
Construction – 0.6%
AvalonBay Communities, Inc., REIT	7,643	$1,798,780
Consumer Products – 4.8%
Colgate-Palmolive Co.	85,634	$8,274,813
Kimberly-Clark Corp.	21,436	2,987,107
Procter & Gamble Co.	12,644	2,266,563
		$13,528,483
Electrical Equipment – 1.2%
TE Connectivity PLC	21,958	$3,318,293
Electronics – 2.9%
Amano Corp.	93,000	$2,650,662
Analog Devices, Inc.	13,596	2,964,608
Kyocera Corp.	245,700	2,419,399
		$8,034,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 1.1%
PTT Exploration & Production Ltd.	503,200	$1,870,632
TotalEnergies SE	18,899	1,099,444
		$2,970,076
Food & Beverages – 3.4%
General Mills, Inc.	51,458	$3,409,607
Mondelez International, Inc.	27,039	1,756,183
Nestle S.A.	17,350	1,506,846
PepsiCo, Inc.	17,807	2,910,554
		$9,583,190
Food & Drug Stores – 1.2%
Sundrug Co. Ltd.	51,500	$1,268,571
Tesco PLC	468,640	2,188,612
		$3,457,183
General Merchandise – 0.9%
Dollarama, Inc.	24,248	$2,525,678
Health Maintenance Organizations – 0.6%
Cigna Group	5,286	$1,785,611
Insurance – 7.6%
Ameriprise Financial, Inc.	3,646	$2,092,695
Chubb Ltd.	8,645	2,496,071
Everest Group Ltd.	11,489	4,452,677
Hartford Financial Services Group, Inc.	10,504	1,295,248
MetLife, Inc.	31,242	2,756,482
Reinsurance Group of America, Inc.	13,508	3,085,227
Samsung Fire & Marine Insurance Co. Ltd.	10,605	2,983,737
Zurich Insurance Group AG	3,264	2,070,486
		$21,232,623
Internet – 1.4%
Alphabet, Inc., “A”	22,612	$3,820,297
Leisure & Toys – 2.2%
Electronic Arts, Inc.	30,015	$4,912,555
Sankyo Co. Ltd.	90,200	1,279,401
		$6,191,956
Machinery & Tools – 1.9%
Eaton Corp. PLC	14,361	$5,391,407
Major Banks – 5.3%
DBS Group Holdings Ltd.	261,140	$8,277,741
JPMorgan Chase & Co.	20,528	5,126,252
Royal Bank of Canada	11,881	1,493,085
		$14,897,078
Medical & Health Technology & Services – 3.7%
HealthEquity, Inc. (a)	13,981	$1,419,631
McKesson Corp.	14,232	8,944,812
		$10,364,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.9%
Becton, Dickinson and Co.	4,760	$1,056,244
Medtronic PLC	16,388	1,418,218
		$2,474,462
Natural Gas - Distribution – 1.5%
Atmos Energy Corp.	8,901	$1,346,899
Italgas S.p.A.	477,693	2,868,953
		$4,215,852
Network & Telecom – 1.9%
Motorola Solutions, Inc.	10,679	$5,336,296
Other Banks & Diversified Financials – 2.8%
American Express Co.	4,904	$1,494,151
Banco de Oro Unibank, Inc.	817,580	2,154,278
Kasikornbank Co. Ltd.	308,500	1,349,224
Mastercard, Inc., “A”	2,622	1,397,368
Visa, Inc., “A”	4,135	1,302,856
		$7,697,877
Pharmaceuticals – 9.6%
AbbVie, Inc.	6,143	$1,123,739
Eli Lilly & Co.	6,001	4,772,895
Johnson & Johnson	36,350	5,634,614
Merck & Co., Inc.	34,783	3,535,344
Novo Nordisk A.S., “B”	14,909	1,602,024
Pfizer, Inc.	53,445	1,400,794
Roche Holding AG	16,287	4,725,560
Sanofi	11,063	1,078,187
Vertex Pharmaceuticals, Inc. (a)	6,376	2,984,797
		$26,857,954
Pollution Control – 1.3%
Republic Services, Inc.	16,777	$3,662,419
Precious Metals & Minerals – 1.6%
Franco-Nevada Corp.	36,172	$4,429,045
Railroad & Shipping – 1.2%
Sankyu, Inc.	44,400	$1,535,485
West Japan Railway Co.	100,200	1,885,279
		$3,420,764
Restaurants – 2.8%
Jollibee Foods Corp.	1,185,820	$5,217,729
McDonald's Corp.	8,718	2,580,615
		$7,798,344
Specialty Chemicals – 0.5%
RPM International, Inc.	9,266	$1,285,935
Specialty Stores – 2.5%
AutoZone, Inc. (a)	380	$1,204,425
TJX Cos., Inc.	18,313	2,301,761
Walmart Stores, Inc.	39,033	3,610,553
		$7,116,739

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 3.8%
Advanced Info Service Public Co. Ltd.	626,700	$5,207,654
KDDI Corp.	161,800	5,352,245
		$10,559,899
Telephone Services – 3.1%
Koninklijke KPN N.V.	1,490,014	$5,788,731
Orange S.A.	118,479	1,264,521
Quebecor, Inc., “B”	66,873	1,578,989
		$8,632,241
Tobacco – 0.6%
British American Tobacco PLC	42,754	$1,628,288
Utilities - Electric Power – 6.5%
CLP Holdings Ltd.	615,500	$5,165,157
Duke Energy Corp.	13,686	1,601,946
Edison International	41,112	3,607,578
Equatorial Energia S.A.	259,896	1,331,985
Evergy, Inc.	25,311	1,635,850
PG&E Corp.	92,590	2,002,722
Xcel Energy, Inc.	40,062	2,906,899
		$18,252,137
Total Common Stocks		$275,431,810
Preferred Stocks – 0.8%
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd.	66,149	$2,190,663
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,938	$0

Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.66% (v)	1,274,997	$1,275,124

Other Assets, Less Liabilities – 0.2%		620,380
Net Assets – 100.0%		$279,517,977
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,275,124 and $277,622,473, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$160,496,322	$—	$—	$160,496,322
Japan	26,423,516	—	—	26,423,516
Canada	16,549,094	0	—	16,549,094
Singapore	15,291,057	—	—	15,291,057
Thailand	8,427,510	—	—	8,427,510
Switzerland	8,302,892	—	—	8,302,892
United Kingdom	8,198,759	—	—	8,198,759
Philippines	7,372,007	—	—	7,372,007
Netherlands	5,788,731	—	—	5,788,731
Other Countries	20,772,585	—	—	20,772,585
Mutual Funds	1,275,124	—	—	1,275,124
Total	$278,897,597	$—	$—	$278,897,597
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$855,541	$7,628,331	$7,208,571	$(7)	$(170)	$1,275,124
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,456	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2024, are as follows:
United States	58.1%
Japan	9.5%
Canada	5.9%
Singapore	5.5%
Thailand	3.0%
Switzerland	3.0%
United Kingdom	2.9%
Philippines	2.6%
Netherlands	2.1%
Other Countries	7.4%